Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	IFRS 9 and IFRS 15 [Member]	Issued capital [Member]	Issued capital [Member] IFRS 9 and IFRS 15 [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] IFRS 9 and IFRS 15 [Member]	Treasury shares [Member]	Treasury shares [Member] IFRS 9 and IFRS 15 [Member]	Retained earnings [Member]	Retained earnings [Member] IFRS 9 and IFRS 15 [Member]	Re-measurement of defined benefit plans [Member]	Re-measurement of defined benefit plans [Member] IFRS 9 and IFRS 15 [Member]	Available-for-sale reserve [Member]	Financial assets at FVOCI reserve [Member]	Financial assets at FVOCI reserve [Member] IFRS 9 and IFRS 15 [Member]	Foreign currency translation reserve [Member]	Foreign currency translation reserve [Member] IFRS 9 and IFRS 15 [Member]	Total attributable to the equity holders of the parent [Member]	Total attributable to the equity holders of the parent [Member] IFRS 9 and IFRS 15 [Member]	Non-controlling interests [Member]	Non-controlling interests [Member] IFRS 9 and IFRS 15 [Member]
Beginning balance at Dec. 31, 2015	$ 193,275		$ 138		$ 110,608		$ (38)		$ 43,159		$ (436)		$ 949			$ (20,071)		$ 134,309		$ 58,966
Profit for the year	6,025								2,853									2,853		3,172
Other comprehensive income/(loss)	(966)										1		(42)			(1,171)		(1,212)		246
Total comprehensive income for the year, net of tax	5,059								2,853		1		(42)			(1,171)		1,641		3,418
Dividend paid	(1,159)																			(1,159)
Ending balance at Dec. 31, 2016	197,175		138		110,608		(38)		46,012		(435)		907			(21,242)		135,950		61,225
Profit for the year	13,528								8,720									8,720		4,808
Other comprehensive income/(loss)	15,448										(315)		(33)			10,620		10,272		5,176
Total comprehensive income for the year, net of tax	28,976								8,720		(315)		(33)			10,620		18,992		9,984
Dividend paid	(3,325)								(1,382)									(1,382)		(1,943)
Effect from the changes in shareholding percentage in subsidiary					(232)													(232)		232
Ending balance at Dec. 31, 2017	222,826	$ 222,733	138	$ 138	110,376	$ 110,376	(38)	$ (38)	53,350	$ 53,194	(750)	$ (750)	874		$ 874	(10,622)	$ (10,622)	153,328	$ 153,172	69,498	$ 69,561
Reclassification on adoption of IFRS 9 and IFRS 15	(93)								(156)				$ (874)	$ 874				(156)		63
Profit for the year	7,446								2,928									2,928		4,518
Other comprehensive income/(loss)	(5,051)										(167)			(170)		(4,629)		(4,966)		(85)
Total comprehensive income for the year, net of tax	2,395								2,928		(167)			(170)		(4,629)		(2,038)		4,433
Dividend paid	(3,312)								(1,106)									(1,106)		(2,206)
Ending balance at Dec. 31, 2018	$ 221,816		$ 138		$ 110,376		$ (38)		$ 55,016		$ (917)			$ 704		$ (15,251)		$ 150,028		$ 71,788